Operating lease liabilities (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease liabilities
Future lease payments for short-term operating leases that are not capitalized as right-of-use assets		¥ 16,105
Operating lease expenses	¥ 447,126	¥ 367,605	¥ 319,649
Short-term leases not capitalized as right-of-use assets	¥ 35,386